Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended	3 Months Ended			7 Months Ended	11 Months Ended	12 Months Ended
	Jan. 20, 2021 shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 25, 2019	Jul. 31, 2020	Nov. 15, 2018 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Document accounting standard							U.S. GAAP
Allowances of doubtful accounts							$ 0	$ 0
Capitalized interest							$ 0	0
Depreciation method							straight-line
Vessel estimated useful life							30 years
Estimated residual scrap value of vessels per lightweight ton (LWT)							$ 400
Period Between Scheduled Drydockings							5 years
Future charter rate assumptions							The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.
Impairment of vessels							$ 0	8,497,000	$ 0
Unrealized gain on the interest rate caps							227,000	0	0
Charter revenue							402,524,000	282,272,000	$ 263,035,000
Other current assets							2,866,000	0
Other Assets, Noncurrent							$ 14,010,000	$ 0
Number of banks holding deposits							10	8
Number of Reportable Segments							1
Total aggregate carrying amount							$ 1,682,816,000	$ 1,140,583,000
Payable premium amount							7,000,000	0
Interest Rate Caps [Member]
Property, Plant and Equipment [Line Items]
Derivative, Notional Amount							484,100,000
Derivative Asset							$ 7,227,000	0
Derivative, Cap Interest Rate							0.75%
Derivative, Maturity Date							Nov. 30, 2026
Payable premium amount							$ 7,000,000
Derivative, Inception Date							Dec. 22, 2021
Two Vessel groups [Member]
Property, Plant and Equipment [Line Items]
Total aggregate carrying amount								$ 15,585,000
UNITED KINGDOM
Property, Plant and Equipment [Line Items]
Number of subsidiaries owned by the Company							1	1	1
Principal rate of corporate income tax							19.00%	19.00%	19.00%
Charters Revenues [Member]
Property, Plant and Equipment [Line Items]
Charter revenue							$ 16,174,000
9.875 % First Priority Secured Notes Due 2022 [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							9.875%
GSL Matisse And Utrillo [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold					2
Impairment of vessels		$ 912,000	$ 7,585,000					$ 8,497,000
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred shares dividend rate percentage							8.75%
Series C Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Series C Preferred issues | shares | shares						250,000
Series C Preferred Stock [Member] | Kelso [Member]
Property, Plant and Equipment [Line Items]
Conversion of stock shares converted | shares | shares	250,000
Reverse Stock Split [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Stockholders' Equity, Reverse Stock Split				On March 25, 2019, the Company’s common shares began trading on a reverse-split-adjusted basis, following approval received from the Company’s shareholders at a Special Meeting held on March 20, 2019 and subsequently approval from the Company’s Board of Directors to reverse split the Company’s common shares at a ratio of one-for-eight. The Class A common shares and Class B common shares per share amounts disclosed in the consolidated financial statements and notes give effect to the reverse stock split retroactively, for all years presented
Stockholders' Equity Note, Stock Split, Conversion Ratio				8